RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Gross loans and advances to customers	$ 268,108,682	$ 253,951,647
Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	45,463,839	43,813,331
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	100,802,414	95,286,052
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	89,221,076	84,759,678
Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	32,621,353	30,092,586
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	146,301,228	134,687,396
Commercial | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	42,442,926	40,601,345
Commercial | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	63,513,671	57,828,301
Commercial | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	39,564,051	35,936,869
Commercial | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	780,580	320,881
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	80,529,110	69,843,654
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	24,794,815	22,360,108
Commercial | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	32,405,122	27,329,312
Commercial | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	22,801,900	19,970,727
Commercial | Corporate | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	527,273	183,507
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	14,412,614	14,200,557
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	4,600,917	4,486,326
Commercial | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	7,354,754	7,497,307
Commercial | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,386,587	2,200,274
Commercial | SME | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	70,356	16,650
Commercial | Others
RISK MANAGEMENT
Gross loans and advances to customers	51,359,504	50,643,185
Commercial | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	13,047,194	13,754,911
Commercial | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	23,753,795	23,001,682
Commercial | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	14,375,564	13,765,868
Commercial | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	182,951	120,724
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	54,991,509	54,591,769
Consumer | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,266,588	1,289,150
Consumer | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	26,596,091	26,549,043
Consumer | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	26,413,082	26,086,537
Consumer | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	715,748	667,039
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	11,209,906	11,207,731
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	275,776	417,390
Consumer | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,011,369	1,755,518
Consumer | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	8,922,761	9,034,823
Consumer | Credit card | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	0	0
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	5,583,250	5,409,226
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	64,383	55,295
Consumer | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	3,156,967	2,982,439
Consumer | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,361,799	2,371,163
Consumer | Vehicle | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	101	329
Consumer | Order of payment
RISK MANAGEMENT
Gross loans and advances to customers	10,046,692	9,461,889
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	44,756	57,211
Consumer | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,022,082	1,872,546
Consumer | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,470,814	7,061,605
Consumer | Order of payment | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	509,040	470,527
Consumer | Others
RISK MANAGEMENT
Gross loans and advances to customers	28,151,661	28,512,923
Consumer | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	881,673	759,254
Consumer | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	19,405,673	19,938,540
Consumer | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,657,708	7,618,946
Consumer | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	206,607	196,183
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	38,713,478	36,250,408
Mortgage | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	70,360	75,189
Mortgage | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,088,582	1,005,831
Mortgage | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,048,018	9,601,783
Mortgage | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	27,506,518	25,567,605
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	14,576,848	12,997,624
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	11,311	23,303
Mortgage | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	274,730	264,232
Mortgage | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,331,847	2,157,322
Mortgage | VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	11,958,960	10,552,767
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	24,136,630	23,252,784
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	59,049	51,886
Mortgage | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	813,852	741,599
Mortgage | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,716,171	7,444,461
Mortgage | Non-VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	15,547,558	15,014,838
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,005,509	27,277,057
Financial Leases | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,438,673	1,639,218
Financial Leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,990,233	9,165,622
Financial Leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,008,796	12,939,908
Financial Leases | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,567,807	3,532,309
Small Business Loans [Member]
RISK MANAGEMENT
Gross loans and advances to customers	1,096,958	1,145,017
Small Business Loans [Member] | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	245,292	208,429
Small Business Loans [Member] | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	613,837	737,255
Small Business Loans [Member] | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	187,129	194,581
Small Business Loans [Member] | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	$ 50,700	$ 4,752